Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Reconciliation of Unconsolidated Segment Results to Consolidated Statement of Operations

Unconsolidated segment results are reconciled to consolidated statement of operations amounts in the tables below:

		Year ended December 31, 2013
	Individual annuities	Life	Questar	Legacy products	Eliminations	Consolidated

Revenue:
Net premiums and policy fees	$1,050,072	104,715	—	133,586	—	1,288,373
Interest and similar income, net	3,464,951	71,125	(16)	56,057	—	3,592,117
Change in fair value of assets and liabilities	843,121	77,920	—	224	—	921,265
Realized investment gains, net	172,940	2,227	8	13,122	—	188,297
Fee, commission, and other revenue	239,692	583	93,485	6,207	(33,188)	306,779

Total revenue (loss)	5,770,776	256,570	93,477	209,196	(33,188)	6,296,831

Benefits and expenses:
Net benefits and expenses	3,378,366	180,923	—	144,730	—	3,704,019
General and administrative and commission	1,408,107	136,417	110,633	19,666	(33,188)	1,641,635
Change in deferred acquisition costs, net	264,068	(71,632)	—	14,263	—	206,699

Total benefits and expenses	5,050,541	245,708	110,633	178,659	(33,188)	5,552,353

Pretax (loss) income	$720,235	10,862	(17,156)	30,537	—	744,478

		Year ended December 31, 2012
	Individual annuities	Life	Questar	Legacy products	Eliminations	Consolidated

Revenue:
Net premiums and policy fees	$821,192	93,795	—	134,170	—	1,049,157
Interest and similar income, net	3,514,953	67,509	(20)	49,964	—	3,632,406
Change in fair value of assets and liabilities	(169,234)	12,125	—	(170)	—	(157,279)
Realized investment gains, net	225,246	1,387	—	1,068	—	227,701
Fee, commission, and other revenue	189,120	295	72,917	7,594	(29,220)	240,706

Total revenue (loss)	4,581,277	175,111	72,897	192,626	(29,220)	4,992,691

Benefits and expenses:
Net benefits and expenses	2,656,502	92,872	—	140,829	—	2,890,203
General and administrative and commission	1,300,668	118,602	90,580	24,849	(29,220)	1,505,479
Change in deferred acquisition costs, net	729,277	(58,368)	—	13,441	—	684,350

Total benefits and expenses	4,686,447	153,106	90,580	179,119	(29,220)	5,080,032

Pretax (loss) income	$(105,170)	22,005	(17,683)	13,507	—	(87,341)

		Year ended December 31, 2011
	Individual annuities	Life	Questar	Legacy products	Eliminations	Consolidated

Revenue:
Net premiums and policy fees	$705,258	84,421	—	136,516	—	926,195
Interest and similar income, net	3,418,279	58,941	(39)	42,835	—	3,520,016
Change in fair value of assets and liabilities	(198,571)	(6,490)	—	(506)	—	(205,567)
Realized investment gains, net	110,814	1,537	—	1,042	—	113,393
Fee, commission, and other revenue	149,516	55	69,951	8,215	(5,552)	222,185

Total revenue (loss)	4,185,296	138,464	69,912	188,102	(5,552)	4,576,222

Benefits and expenses:
Net benefits and expenses	3,535,771	74,599	—	114,422	—	3,724,792
General and administrative and commission	1,418,280	74,851	87,050	18,934	(5,552)	1,593,563
Change in deferred acquisition costs, net	(729,330)	(22,646)	—	16,825	—	(735,151)

Total benefits and expenses	4,224,721	126,804	87,050	150,181	(5,552)	4,583,204

Pretax (loss) income	$(39,425)	11,660	(17,138)	37,921	—	(6,982)